Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies.
Commitments and Contingencies

23.Commitments and Contingencies

Capital commitment

As a limited partner of those equity method investees disclosed in note 11, the Group is committed to make further capital injection into the limited partnership in accordance with the respective partnership deeds. Such capital investment commitment amounted to RMB300,019 and RMB327,869 as of December 31, 2022 and June 30, 2023, respectively.